Auditor’s remuneration - Summary of auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditor's remuneration
The audit of the company annual accounts	$ 25	$ 26	$ 25
The audit of accounts of subsidiaries of the company	10	11	12
Total audit	35	37	37
Audit-related assurance services	4	7	7
Total audit and audit-related assurance services	39	44	44
Taxation compliance services	0	0	1
Non-audit and other assurance services	2	3	1
Total non-audit or non-audit-related assurance services	2	3	2
Services relating to BP pension plans	1	0	1
Auditor's remuneration	$ 42	$ 47	$ 47